Consolidated Statements of Changes in Shareholders’ Deficit - EUR (€)		Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Subscription Receivable	Exchange Reserve	Other reserves	Accumulated deficit	Total
Balance at Dec. 31, 2019	[1]	€ 13,466	€ 473		€ (13,939)		€ 25,000	€ (194,788)	€ (169,788)
Balance (in Shares) at Dec. 31, 2019	[1]	2,850,000	100,000
Imputed interest							243		243
Profit loss for the year								2,508	2,508
Balance at Dec. 31, 2020	[1]	€ 13,466	€ 473		(13,939)		25,243	(192,280)	(167,037)
Balance (in Shares) at Dec. 31, 2020	[1]	2,850,000	100,000
Imputed interest							272		272
Profit loss for the year								(87,056)	(87,056)
Balance at Dec. 31, 2021	[1]	€ 13,466	€ 473		(13,939)		25,515	(279,336)	(253,821)
Balance (in Shares) at Dec. 31, 2021	[1]	2,850,000	100,000
Shares issued for cash		€ 35,374	€ 11,001	€ 1	13,003		1,262,228		1,321,607
Shares issued for cash (in Shares)		7,600,000	2,355,000	1
Surrender of shares		€ (12,852)	€ (1,168)	€ (1)	1		14,020
Surrender of shares (in Shares)		(2,750,000)	(250,000)	(1)
Imputed interest							1,083		1,083
Exchange difference arising from translation						26,773			26,773
Profit loss for the year								(1,226,855)	(1,226,855)
Balance at Dec. 31, 2022		€ 35,988	€ 10,306		€ (935)	€ 26,773	€ 1,302,846	€ (1,506,191)	€ (131,213)
Balance (in Shares) at Dec. 31, 2022		7,700,000	2,205,000

[1]	The share amounts are presented on a retrospective basis for founder shares.